Share capital	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Share capital
17	Share capital

Authorised share capital	Number of shares	Amount
Equity shares of INR 10 each
As at 1 April 2019	500,000,000	5,000
Increase during the year	—	—

As at 31 March 2020	500,000,000	5,000
Increase during the year	—	—

As at 31 March 2021	500,000,000	5,000

Compulsory convertible preference shares of INR 425 each (refer note 19)	Number of shares	Amount
As at 1 April 2019	—	—
Increase during the year	60,000,000	25,500

As at 31 March 2020	60,000,000	25,500
Increase during the year	—	—

As at 31 March 2021	60,000,000	25,500

Issued share capital	Number of shares	Amount

17A	Equity shares of INR 10 each issued, subscribed and fully paid up

As at 1 April 2019	379,924,556	3,799
Shares issued during the year	—	—

As at 31 March 2020	379,924,556	3,799
Shares issued during the year	—	—

As at 31 March 2021	379,924,454	3,799

Terms / rights attached to equity shares
The Group has only one class of equity shares having par value of INR 10 per share. Each holder of equity shares is entitled to one vote per share. If declared, the Group will declare and pay dividends in Indian rupees. In the event of liquidation of a Group, the holders of equity shares of such Group will be entitled to receive remaining assets of the Group, after distribution of all preferential amounts. The distribution will be in proportion to the number of equity shares held by the shareholders of the Group.
The equity shares are redeemable at the option of the holders and, therefore, are considered a puttable instrument in accordance with IAS 32. Puttable instruments are required to be accounted for as financial liabilities, except where certain conditions are met in accordance with IAS 32, in which case, the puttable instruments may be presented as equity. The equity shares meet the conditions of IAS 32 and are, therefore, classified and accounted for as equity. The terms of the equity shares shall be amended pursuant to the completion of the Business Combination event as disclosed in note 58
.